15. Income Taxes (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
PRC	15,240,940	813,814	(431,337)	$ 2,446,340
Cayman Islands	(15,253,126)	(26,337,315)	(20,331,702)	(2,448,296)
Loss before income tax	(12,186)	(25,523,501)	(20,763,039)	$ (1,956)